Lease Commitment and Total Rental Expense - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Rental expenses	$ 76,096	$ 107,418	$ 118,805